Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payments
Schedule of key assumptions used to derive the option value

Number of awards
Outstanding as of January 1, 2023	-
Granted during the year 2023	908,192
Forfeited during the year 2023	(139,790)
Exercised during the year 2023	-
Outstanding as of December 31, 2023	768,402
Vested as of December 31, 2023	-
Exercisable as of December 31, 2023	-

Schedule of total expenses arising from share-based payment transactions

in EUR k	2023	2022	2021
Expenses arising from equity-settled share-based payment transactions
- ESOP 2019, including replacement by RSUs	653	2,376	7,000
- Grants to management board and employees	2,205	852	985
- Supervisory board grant	—	—	50
- Grants to other parties	258	—	—
- Reversals	(187)	(3,244)	—
Total expenses arising from share‑based payment transactions	2,929	(16)	8,035